Commitments and Contingencies (Details) - TEMPO AUTOMATION INC $ in Thousands		9 Months Ended		12 Months Ended
	Aug. 08, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Leases [Abstract]
Number Of Operating Leases | lease				2
Number Of Finance Leases | lease				1
Operating lease-related assets and liabilities
Operating lease assets		$ 565		$ 1,323	$ 2,109
Operating lease liability, current		801		1,111	987
Operating lease liability, noncurrent		$ 38		$ 546	1,657
Estimated incremental borrowing rate		8.95%		8.95%
Impairment charge on right of use assets	$ 100	$ 297
Operating lease-related income and expenses
Rent expense recorded		700	$ 700	$ 1,000	1,000
Variable lease expenses				38	$ 300
Future minimum lease payments under non-cancelable operating leases
2022				1,215
2023		307
2024		531		531
2024		29		29
Total future lease payments		867		1,775
Less imputed interest		(28)		(118)
Total operating lease liability		$ 839		$ 1,657
Leasehold improvements
Operating lease-related assets and liabilities
Impairment charge of assets	$ 200